Reserves - Dividend distributions (Details) - USD ($) $ / shares in Units, $ in Thousands																																														12 Months Ended
	Dec. 30, 2022	Nov. 29, 2022	Nov. 10, 2022	Nov. 09, 2022	Oct. 04, 2022	Aug. 05, 2022	Aug. 03, 2022	Jul. 01, 2022	May 12, 2022	May 10, 2022	Apr. 01, 2022	Mar. 09, 2022	Mar. 01, 2022	Feb. 28, 2022	Feb. 23, 2022	Dec. 31, 2021	Nov. 18, 2021	Nov. 15, 2021	Oct. 01, 2021	Sep. 30, 2021	Sep. 16, 2021	Aug. 11, 2021	Aug. 04, 2021	Jun. 30, 2021	May 26, 2021	May 13, 2021	May 05, 2021	Mar. 31, 2021	Mar. 11, 2021	Feb. 21, 2021	Jan. 04, 2021	Dec. 09, 2020	Nov. 30, 2020	Nov. 09, 2020	Oct. 01, 2020	Sep. 16, 2020	Aug. 27, 2020	Aug. 04, 2020	Jul. 01, 2020	May 28, 2020	May 14, 2020	May 06, 2020	Apr. 01, 2020	Mar. 12, 2020	Feb. 05, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividend distributions
Dividend amount paid																																														$ 67,296	$ 67,286	$ 35,698
Common shares
Dividend distributions
Dividend per share (in dollars per share)				$ 0.15			$ 0.15			$ 0.15					$ 0.15					$ 0.10			$ 0.15				$ 0.05			$ 0.05				$ 0.05				$ 0.05				$ 0.05			$ 0.15
Dividend amount paid			$ 14,308			$ 14,308			$ 14,308				$ 14,308						$ 9,539			$ 14,308			$ 4,769				$ 4,759				$ 4,759				$ 4,758			$ 4,035				$ 12,082
Common shares | Dividend distribution one
Dividend distributions
Dividend per share (in dollars per share)																		$ 0.15
Dividend amount paid																	$ 14,308
Common shares | Dividend distribution two
Dividend distributions
Dividend per share (in dollars per share)																		0.10
Dividend amount paid														$ 9,539
Preference shares
Dividend distributions
Dividend per share (in dollars per share)		$ 0.546875					$ 0.546875			$ 0.546875		$ 0.546875						$ 0.546875			$ 0.546875					$ 0.546875			$ 0.546875			$ 0.546875				$ 0.546875					$ 0.546875			$ 0.546875
Dividend amount paid	$ 2,516				$ 2,516			$ 2,516			$ 2,516					$ 2,516			$ 2,516					$ 2,516				$ 2,516			$ 2,516				$ 2,516				$ 2,516				$ 2,516